Offerings	Aug. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2031
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99835
Maximum Aggregate Offering Price	$ 599,010,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,724.00
Offering Note	Calculated in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2036
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99916
Maximum Aggregate Offering Price	$ 399,664,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,194.00
Offering Note	Calculated in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended.